Acquisitions and Investments - Summary of Preliminary Allocation of Purchase Price (Details) - FTS International, Inc $ in Thousands	Mar. 31, 2022 USD ($)
Assets acquired:
Cash and cash equivalents	$ 53,771
Accounts receivable	89,268
Prepaid expense and other assets	4,037
Inventories	42,344
Property, plant and equipment	307,113
Operating lease ROU asset	2,748
Intangible assets	1,239
Other assets	1,583
Total assets acquired	502,103
Liabilities assumed:
Accounts payable	62,985
Accrued expenses	19,308
Operating lease liability current	1,235
Current portion of debt	10,136
Other current liabilities	309
Operating lease liability non-current	1,512
Other non-current liabilities	928
Total liabilities assumed	96,413
Net assets acquired	$ 405,690